Equity (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2025	May 08, 2025	Apr. 11, 2025	Dec. 31, 2024
Class of Stock [Line Items]
Authorized share capital	$ 50,000
Voting rights	Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights. Each holder of our Class A Ordinary Share is entitled to one vote per share. Each holder of our Class B Ordinary Share is entitled to 10 votes per share.
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000			25,000,000
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares issued	7,365,000		7,365,000	3,915,000
Ordinary shares, shares outstanding	7,365,000		7,365,000	3,915,000
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	25,000,000			25,000,000
Ordinary shares, par value	$ 0.001			$ 0.001
Ordinary shares, shares issued	14,085,000	14,085,000		14,085,000
Ordinary shares, shares outstanding	14,085,000	14,085,000		14,085,000